UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to March 31, 2018

Date of Report (Date of earliest event reported): February 14, 2019

Securitizer name: TALT Holdings, LLC

Commission File Number of securitizer: 025-04277

Central Index Key Number of securitizer: 0001728167

Dane Butswinkas, (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In February 2018, Tesla Auto Lease Trust 2018-A (the “Issuer”) completed its first issuance of auto lease asset-backed securities. The underlying transaction agreements relating to this issuance provide covenants of Tesla Finance LLC (the “Transferor”) to pay a specified repurchase payment amount to TALT Holdings, LLC (the “Securitizer”) and the Issuer, in respect of individual pool assets (the “SUBI Assets”) for which certain representations and warranties made by the Transferor have been breached. The Transferor has not received any demand to pay any such repurchase payment amount in respect of the SUBI Assets during the quarterly period ended March 31, 2018. Accordingly, the Securitizer does not have any repurchase payment activity or repurchase demand activity to report, which the Securitizer has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

TALT HOLDINGS, LLC

By:	/s/ Yaron Klein
	Name:	Yaron Klein
	Title:	Treasurer

Date: February 14, 2019